Stock-Based Compensation - Additional Information (Detail) In Millions, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended
	Jan. 18, 2012	Jul. 06, 2011	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2010 INR	Mar. 31, 2012 Employees Stock Option Scheme INR	Mar. 31, 2011 Employees Stock Option Scheme INR	Mar. 31, 2010 Employees Stock Option Scheme	Mar. 31, 2012 Employees Stock Option Scheme Modification of employee stock option schemes (excluding Employees Stock Option Schemes issued on acquisition of CBoP) INR	Mar. 31, 2011 Employees Stock Option Scheme Modification of employee stock option schemes (excluding Employees Stock Option Schemes issued on acquisition of CBoP) INR	Mar. 31, 2012 Employees Stock Option Scheme Minimum	Mar. 31, 2012 Employees Stock Option Scheme Maximum	Jan. 31, 2000 Employees Stock Option Scheme Plan ''A'' INR	Jun. 30, 2003 Employees Stock Option Scheme Plan ''B'' INR	Jun. 30, 2005 Employees Stock Option Scheme Plan ''C'' INR	Jun. 30, 2007 Employees Stock Option Scheme Plan ''D'' INR	Mar. 31, 2011 Employees Stock Option Scheme Plan "E" INR
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees' Stock Option Scheme, equity shares reserved for issuance														50,000,000	50,000,000	50,000,000	75,000,000	100,000,000
Employees' Stock Option Scheme, aggregate nominal value of equity shares reserved														100.0	100.0	100.0	150.0	200.0
Employees' Stock Option Scheme, expiration							5 years
Employees' Stock Option Scheme, maximum vesting period												1 year	3 years
Stock-based compensation, options granted	35,359,500	243,750					35,603,250	32,967,500	36,341,250
Stock-based compensation, additional compensation cost due to plan modification								20.9			20.9
Stock-based compensation, intrinsic value of options exercised				107.2	195.4	798.7
Stock-based compensation, aggregate intrinsic value of options outstanding				654.3	284.5
Stock-based compensation, aggregate intrinsic value of options exercisable				177.1	284.5
Stock-based compensation, total stock compensation cost recognized under the plans			76.4	3,887.7	3,407.7	3,580.6
Unvested options			43,457,650	43,457,650	32,792,500
Unvested options, weighted average exercise price				463.5	440.2
Unvested options, aggregate intrinsic value				477.2
Stock-based compensation, total estimated compensation cost to be recognized in future periods							4,917.1	3,327.8
Stock-based compensation, weighted average period of recognition of total compensation cost not yet recognized (in years)							10 months 24 days